Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill	$ 29,835		$ 29,835	$ 29,211	$ 2,754
Goodwill impairment			0	0	0
Amortization expense	8,300	$ 25	16,500	9,300	$ 100
Amortization of intangibles and below-market contracts	$ 1,700		3,300	4,400
Expected future amortization, year one				14,800
Expected future amortization, year two				14,800
Expected future amortization, year three				14,800
Expected future amortization, year four				14,800
Expected future amortization, year five				14,800
RNG Purchase Contract [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Amortization expense			$ 50	$ 2,000